Segment Information - Summarized financial information for the Company's segments (Details) - USD ($)	2 Months Ended	3 Months Ended			9 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Total consolidated operating (loss) income	$ (2,300)	$ (1,575,832)	$ (198,480)		$ (4,448,949)	$ (480,812)			$ (683,869)
TOI Parent Inc.
Segment Reporting Information
Consolidated revenue		52,274,958	47,249,444	$ 37,359,389	150,698,534	138,548,981	$ 75,800,725	$ 75,800,725	187,514,661	$ 155,405,184
Total segment depreciation expense				56,508	562,676	513,830		338,196	690,499	418,461
Total segment amortization		625,189	612,689		1,858,902	1,874,390			2,487,078	2,523,400	$ 707,954
Selling, general and administrative expense		12,729,425	9,492,069	8,833,475	35,119,854	26,861,651		11,555,910	41,897,302	29,643,511
Non-segment depreciation and amortization		850,199	792,475	764,462	2,421,577	2,388,219		338,196	3,177,577	2,941,861
Total consolidated operating (loss) income		(2,157,019)	(711,228)	(1,169,896)	(5,026,599)	(3,214,459)		$ 5,959,440	(8,195,903)	(2,644,752)
TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue		52,274,958	47,249,444	37,359,389	150,698,534	138,548,981	75,800,725		187,514,661	155,405,184
Total segment direct costs		40,852,353	37,676,128	28,931,348	118,183,702	112,513,570	57,947,179		150,635,685	125,464,564
Total segment depreciation expense		212,875	171,774	47,076	534,460	480,332	281,741		946,996	351,876
Total segment amortization		625,189	612,689	590,962	1,858,902	1,874,390			2,076,081	2,106,400
Total segment operating income		10,584,541	8,788,853	7,790,003	30,121,470	23,680,689	17,571,805		33,855,899	27,482,344
Selling, general and administrative expense		12,729,425	9,492,069	8,833,475	35,119,854	26,861,651	11,555,910		41,897,302	29,643,511
Total consolidated operating (loss) income				(1,169,896)			5,959,440		(8,195,903)	(2,644,752)
TOI Parent Inc. | Non-segment
Segment Reporting Information
Non-segment depreciation and amortization		$ 12,135	$ 8,012	126,424	$ 28,215	$ 33,497	56,455		154,500	483,585
Patient services | TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue				21,284,785			48,527,028		116,816,797	97,624,881
Total segment direct costs				16,650,583			34,454,497		95,746,831	81,053,345
Total segment depreciation expense				47,013			281,367		940,130	349,875
Total segment amortization				530,250					1,862,796	1,890,000
Total segment operating income				4,056,939			13,791,164		18,267,040	14,331,661
Dispensary | TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue				13,201,609			26,757,955		63,889,875	49,953,992
Total segment direct costs				12,015,032			23,492,682		53,906,958	43,455,898
Total segment depreciation expense									366
Total segment operating income				1,186,577			3,265,273		9,982,551	6,498,094
Clinical trials & other | TOI Parent Inc. | Operating segments
Segment Reporting Information
Consolidated revenue				2,872,995			515,742		6,807,989	7,826,311
Total segment direct costs				265,733					981,896	955,321
Total segment depreciation expense				63			374		6,500	2,001
Total segment amortization				60,712					213,285	216,400
Total segment operating income				$ 2,546,487			$ 515,368		$ 5,606,308	$ 6,652,589